DEFERRED REVENUE - Disclosure of deferred revenue (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Deferred Income [Line Items]
Current portion of deferred revenue	$ 10,346	$ 12,065
Long-term portion of Osisko silver stream agreement	59,720	47,620
Total deferred revenue	70,066	59,685
Customer advance payments [Member]
Disclosure Of Deferred Income [Line Items]
Current portion of deferred revenue	3,096	6,456
Osisko - silver stream agreement [Member]
Disclosure Of Deferred Income [Line Items]
Current portion of deferred revenue	$ 7,250	$ 5,609